Cover	Aug. 04, 2022
Document Type	8-K
Document Period End Date	Aug. 04, 2022
Entity Registrant Name	Infrastructure & Energy Alternatives, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37796
Entity Tax Identification Number	47-4787177
Entity Address, Address Line One	6325 Digital Way
Entity Address, Address Line Two	Suite 460
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46278
City Area Code	800
Local Phone Number	688-3775
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001652362
Common Stock
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	IEA
Security Exchange Name	NASDAQ
Warrant
Title of 12(b) Security	Warrants for Common Stock
Trading Symbol	IEAWW
Security Exchange Name	NASDAQ